T-16 Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 18, 2013	Dec. 31, 2015	May. 17, 2013
Business Acquisition [Line Items]
Consideration transferred		$ 2,695.0
Contingent consideration		898.8
Plus: Working capital adjustment		2.2
Excess of sales price over net assets acquired		$ 1,306.6
Tender Rig T16
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Consideration transferred	$ 200.0
Contingent consideration	93.1
Plus: Working capital adjustment	39.0
Excess of sales price over net assets acquired	$ 67.6
Private Placement | Tender Rig T16
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	3,310,622
Business acquisition, equity interest issued or issuable, share price	$ 32.29
Business acquisition, equity interest issued, value assigned	$ 106.9
$440 facility | Secured Debt
Business Acquisition [Line Items]
Maximum borrowing capacity	$ 440.0		$ 440.0